SCHEDULE OF OPERATING LEASES SUPPLEMENTAL CASH FLOW INFORMATION (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating Lease
Cash paid for amounts included in the measurement of lease liabilities	¥ 4,435	¥ 5,332
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 842	¥ 18,106